UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04571
Name of Registrant:	Vanguard Pennsylvania Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end:	November 30
Date of reporting period:	December 1, 2012 – May 31, 2013
Item 1: Reports to Shareholders

Semiannual Report | May 31, 2013

Vanguard Pennsylvania Tax-Exempt Funds

Vanguard Pennsylvania Tax-Exempt Money Market Fund

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

> After a generally strong performance since early 2011, municipal bonds lost ground in the six months ended May 31, 2013.

> Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned about –1% for the period, lagging its benchmark slightly and finishing just about even with the average return of Pennsylvania peer funds.

> With short-term interest rates still anchored near zero by Federal Reserve policy,
Vanguard Pennsylvania Tax-Exempt Money Market Fund returned 0.01%.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	8
Pennsylvania Tax-Exempt Money Market Fund.	11
Pennsylvania Long-Term Tax-Exempt Fund.	28
About Your Fund’s Expenses.	60
Trustees Approve Advisory Arrangement.	62
Glossary.	63

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended May 31, 2013
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard Pennsylvania Tax-Exempt Money Market
Fund	0.01%	0.02%	0.01%	0.00%	0.01%
Pennsylvania Tax-Exempt Money Market Funds
Average					0.00
Pennsylvania Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.
Vanguard Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	2.28%	4.16%	1.75%	-3.02%	-1.27%
Admiral™ Shares	2.36	4.30	1.78	-3.02	-1.24
Barclays PA Municipal Bond Index					-1.12
Pennsylvania Municipal Debt Funds Average					-1.24

Pennsylvania Municipal Debt Funds Average: Derived from data provided by Lipper Inc.
7-day SEC yield for the Pennsylvania Tax-Exempt Money Market Fund; 30-day SEC yield for the Pennsylvania Long-Term Tax-Exempt Fund.
The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 43.4% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Your Fund’s Performance at a Glance
November 30, 2012, Through May 31, 2013
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Pennsylvania Tax-Exempt Money
Market Fund	$1.00	$1.00	$0.000	$0.000
Vanguard Pennsylvania Long-Term Tax-Exempt
Fund
Investor Shares	$11.93	$11.57	$0.209	$0.000
Admiral Shares	11.93	11.57	0.214	0.000

Chairman’s Letter

Dear Shareholder,

Bond market returns were disappointing in the six months ended May 31. Gains early in 2013 were bookended by sell-offs in December and May. Questions about when the Federal Reserve might scale back its stimulative bond-buying led interest rates to climb in the period’s closing weeks, making it the worst May for municipal bonds in more than two decades.

Against this backdrop, Vanguard Pennsylvania Long-Term Tax Exempt Fund returned –1.27% for Investor Shares and –1.24% for Admiral Shares for the period. Rising interest rates pushed bond prices down, producing a –3.02% capital return for Investor Shares that was only partly offset by a 1.75% return from interest income.

The Long-Term Fund’s result slightly trailed the –1.12% return of its benchmark index and was more or less even with the –1.24% average return of Pennsylvania tax-exempt funds. The somewhat longer maturity of the fund’s holdings weighed on six-month performance relative to the benchmark.

The Pennsylvania Tax-Exempt Money Market Fund returned 0.01%, reflecting the Fed’s four-year-old policy of holding the shortest-term interest rates near zero.

As municipal bond prices fell, yields rose. (Bond yields and prices move in opposite directions.) The 30-day SEC yield for Investor Shares of the Long-Term Fund increased from 2.12% on November 30, 2012, to 2.28% on May 31. The Money Market Fund’s 7-day SEC yield was almost unchanged at 0.01%.

Please note: The funds are permitted to invest in securities whose income is subject to the alternative minimum tax (AMT). As of May 31, the Long-Term Fund owned no securities that would generate income distributions subject to the AMT, but the Money Market Fund did.

Bond returns retreated as yields jumped in May

Bonds, which had clung to a modestly positive return over the previous few months, dipped into negative territory in May. Rising home prices contributed to the selloff. Comments by Fed Chairman Ben Bernanke also disconcerted investors; he told Congress that the central bank might decide in coming months to curtail its massive bond-buying program.

Both the broad U.S. taxable bond market and the broad municipal market returned –1.1% for the six months ended May 31. The yield on the 10-year Treasury note

Market Barometer
	Total Returns
	Periods Ended May 31, 2013
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	-1.05%	0.91%	5.50%
Barclays Municipal Bond Index (Broad tax-exempt market)	-1.09	3.05	5.70
Citigroup Three-Month U.S. Treasury Bill Index	0.05	0.08	0.25

Stocks
Russell 1000 Index (Large-caps)	16.68%	27.62%	5.57%
Russell 2000 Index (Small-caps)	20.60	31.07	7.15
Russell 3000 Index (Broad U.S. market)	16.97	27.88	5.69
MSCI All Country World Index ex USA (International)	8.11	25.79	-1.62

CPI
Consumer Price Index	1.18%	1.36%	1.46%

closed the period at 2.11%, low by historical measures but considerably higher than the April-end yield of 1.67%.

Stocks were strong globally, but Japan’s market turned volatile

Stocks worldwide performed robustly over the half year despite giving back some gains in the period’s final weeks. The overall return was about 12%. U.S. stocks, spared some of the international turbulence, increased nearly 17% as the economy kept slowly improving.

Developed markets stocks in the Pacific region returned about 14% and those in Europe about 10%, while emerging market stocks crept up about 1%. Although Japanese stocks climbed more than 20%

for the period, they sank more than 5% in May as Prime Minister Shinzo Abe’s economic recovery plan hit some unexpected bumps.

Joe Davis, Vanguard’s chief economist, recently noted that stimulative central bank policies in the United States, Japan, and Europe have affected financial markets substantially and “boosted investor psychology and business psychology to some extent.” Central banks have engaged in bond-buying on a massive scale to hold down long-term interest rates and thus encourage business and consumer borrowing. Joe did voice concern that “the sheer size” of central bank actions may be distorting investors’ decisions and leading some to take undue risk.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer Group
	Shares	Shares	Average
Pennsylvania Tax-Exempt Money
Market Fund	0.16%	—	0.23%
Pennsylvania Long-Term Tax-Exempt
Fund	0.20	0.12%	1.07

The fund expense ratios shown are from the prospectus dated March 28, 2013, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2013, the funds’ annualized expense ratios were: for the Pennsylvania Tax-Exempt Money Market Fund,
0.13%; and for the Pennsylvania Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. The six-month expense ratio for the Pennsylvania Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the fund’s annualized six-month expense ratio was 0.16%. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2012.

Peer groups: For the Pennsylvania Tax-Exempt Money Market Fund, Pennsylvania Tax-Exempt Money Market Funds; for the Pennsylvania
Long-Term Tax-Exempt Fund, Pennsylvania Municipal Debt Funds.

Pennsylvania’s finances made progress, but challenges persist

Despite some well-publicized exceptions, such as in Detroit and Illinois (now the state with the lowest credit rating on its general obligation bonds), the finances of many state and local governments continued to improve during the six months.

This has been largely true in Pennsylvania as well. The Commonwealth’s unemployment rate was 7.5% in April 2013, close to the national average and matching the state’s lowest level in the past four years.

And, according to preliminary estimates by the Nelson A. Rockefeller Institute of Government, Pennsylvania’s total state

Investment insight
What might tax-exempt bonds return in the future?
It’s often said that a bond’s current yield to maturity—its rate of return if held until the bond matures—is a good indicator of the total return you will realize on the bond.
The chart below compares the historical yields of municipal bonds nationwide (the dotted line) with their average total return over the succeeding ten years (the solid line) to show how closely they’ve tracked each other in the past. (In other words, the data point on the solid line for December 31, 2002, represents the average annual return for the ten years ended December 31, 2012.) At the close of the period, municipal bond yields hovered near historical lows, suggesting that future returns will be much more modest than those earned in recent years.

tax revenues increased about 2% in the first calendar quarter of 2013 over the same period in 2012, while state collections nationwide rose 9.3%.

During the past decade, Pennsylvania’s economic base has become more diversified, relying less on manufacturing and benefiting from activity centered around the Marcellus Shale. Still, with a population that ranks as one of the oldest in the nation, state finances are stretched by the need to fund health care, pensions, and other programs.

Nationwide, as in Pennsylvania, the municipal bond supply remained relatively light, and munis performed well after Congress addressed some of the “fiscal cliff” uncertainty at the turn of the new year. Even as new highs in the stock market lured some investors away, demand for municipal bonds was healthy, especially because their yields, given their federal tax exemption, were attractive compared with those of similar-maturity U.S. Treasury securities. But Pennsylvania municipals were affected like other bonds when investors began selling in May.

As I noted earlier, the Pennsylvania Long-Term Tax-Exempt Fund fell behind its benchmark during the half year. The fund’s heavier exposure to longer-maturity bonds and lighter exposure to short-term bonds restrained its relative returns.

Bonds remain a key element of a diversified portfolio

The bond market enjoyed decades of robust returns against a backdrop of falling interest rates, tame inflation, and, at times, investors’ search for a safe harbor from stock market volatility.

But those hoping to see this happen again soon are likely to be disappointed. Although yields have ticked up of late, they are still not far off historical lows. This doesn’t just mean that bonds are generating modest income; it also means that there’s little room for them to appreciate in price, given that yields and prices move in opposite directions. And if interest rates rise substantially, bonds may well deliver more negative returns—as many did in the last six months.

Although reducing your bond allocation and waiting in the wings might seem prudent, there are good reasons to think twice before making any abrupt shifts in your portfolio. Research has shown that trying to time the markets—in this case, to make the right call on when to get out of bonds and when to get back into them—doesn’t often work out well.

Keep in mind, too, that reducing the amount of bonds in an otherwise well-balanced portfolio inevitably increases your volatility risk. That’s because the bond component plays an essential role in helping to cushion the impact of volatility in the stock component, especially during steep downturns in the equity market.

That point was made in a recent Vanguard research paper examining the impact of low bond returns on a balanced portfolio. “The diversification benefits of bonds in a stock/bond portfolio will likely persist,” authors Francis Kinniry and Brian Scott wrote. “This feature, more than projected returns, justifies a strategic allocation to bonds.” (You can find the full paper,

Reducing Bonds? Proceed With Caution, at vanguard.com/research.)

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
June 18, 2013

Advisor’s Report

For the six months ended May 31, 2013, Vanguard Pennsylvania Tax-Exempt Money Market Fund returned 0.01%, compared with the 0.00% average return of its peers. Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned –1.27% for Investor Shares and –1.24% for Admiral Shares. The Long-Term Fund lagged its benchmark, the Barclays Pennsylvania Municipal Bond Index, which returned –1.12%. The fund finished virtually even with the –1.24% average return of its peers.

The investment environment

The fiscal half year was difficult for the municipal bond market, primarily because of investor skittishness at the start and end of the period. In late May, Federal Reserve Chairman Ben Bernanke told Congress that the Fed might decide in the coming months to scale back its stimulative program of buying $85 billion a month of U.S. Treasury bonds and mortgage-backed securities.

Although the chairman’s brief remark was ambiguous—no specific timetable, amounts, targets, or economic trigger points were mentioned—many bond investors reacted negatively. In the municipal market, yields, especially those of longer-term bonds, rose sharply. Bond prices, which move inversely to changes in yields, fell substantially. The downdraft was surprising because May has historically been a good month for municipal bonds given seasonal supply-and-demand factors. [Shortly after our reporting period ended,

Yields of Tax-Exempt Municipal Securities
(AAA-Rated General-Obligation Issues)
	November 30,	May 31,
Maturity	2012	2013
2 years	0.30%	0.29%
5 years	0.64	0.94
10 years	1.47	2.09
30 years	2.47	3.24
Source: Vanguard.

Mr. Bernanke was more expansive. He said the Fed might start scaling back bond purchases later in 2013, possibly ending the program by mid-2014.]

This time, May mirrored December, when investors were unnerved by the potential economic consequences associated with the “fiscal cliff” negotiations and by a proposal—since back-burnered—to curb the federal tax exemption on municipal bond income. Municipal bond returns recovered somewhat, despite some March volatility, only to run into the May jitters.

The Fed’s bond actions have aimed to reduce the yields of longer- and intermediate-term bonds. Its parallel policy for short-term interest rates, in place since December 2008, has maintained a target for the federal funds rate between 0% and 0.25%. This, of course, is why the yields of Vanguard Pennsylvania Tax-Exempt Money Market Fund and other money market funds are negligible or zero. The central bank is expected to keep short-term rates at ultra-low levels until the stubbornly high unemployment rate falls significantly.

In light of those policies, yield-starved investors had been willing to take on more risk. That included buying bonds with longer maturities, especially those with callable features (associated with higher yields), and bonds of lower credit quality. May’s plummet in prices, and increases in yield, affected longer-maturity bonds the most because of their greater sensitivity to rate increases. Bonds of lower credit quality continued to outperform higher-quality ones, producing positive—though not stellar—returns during the half year.

For bond issuers, low interest rates are a different story. Such rates have enabled state and local governments to refinance outstanding higher-cost debt and reduce the debt-service burden on stressed budgets, though there are signs that this tactic may be running its course. Low interest rates also make the financing of new projects less costly. Pennsylvania and other issuers, however, have been approaching these “new money” bonds cautiously because they are still shoring up their finances in the wake of the Great Recession. State and local governments typically recover from recessions with a lag, and this latest slump was unusually severe.

Even so, a recovery is proceeding. One gauge is the Philadelphia Federal Reserve Bank’s index of coincident economic indicators. For each state, the index incorporates payroll employment, the jobless rate, average hours worked in manufacturing, and inflation-adjusted wage and salary disbursements. Since the recession’s trough, the index for Pennsylvania has risen 9%, same as the index for the nation as a whole.

Management of the funds

In an effort to capture interest income for the Pennsylvania Long-Term Tax-Exempt Fund at a time of protracted low rates, we have been emphasizing bonds with maturities of 10 to 20 years, a strategy that has helped for some time. This worked against the fund during the reporting period, though, because yields rose the most for longer-maturity bonds. The overweighting of longer-term bonds was accompanied by an underweighting of bonds with maturities under 5 years. Some of the latter bonds experienced smaller yield increases (and smaller price declines).

Despite a decline in new-bond issuance, we maintained the portfolio’s diversification by taking advantage of opportunities in the secondary market. Among new issues, a large Commonwealth general obligation bond allowed us to add exposure to the intermediate portion of the yield curve. Other purchases included appropriation debt (high-rated bonds backed by legislative appropriations) issued by the Commonwealth Financing Authority, the independent agency that administers the state’s economic stimulus packages. We also purchased bonds funding water and sewer facilities in Westmoreland County.

As you would expect, the Fed’s tight lid on short-term interest rates presented yet another challenge for the Money Market Fund. Nevertheless, we were able to improve returns using several relative value and income strategies involving credit sectors, security selection, and structural opportunities, such as by adding floating-rate notes.

A look ahead

As the economy improves and the Fed eventually tapers off its bond-buying program, we expect interest rates to become more volatile. Investors are likely to keep reaching for yield, especially if short-term rates remain near zero. We expect lower-quality bonds to continue to outperform but ultimately to become overvalued; accordingly, we plan to gradually reduce our exposure to them.

We still favor sectors, such as health care, that provide relative value opportunities. Even if today’s low yields persist, we are confident that our deep bench of analysts, traders, and portfolio managers can keep adding value to the funds.

John M. Carbone, Principal,
Portfolio Manager

James M. D’Arcy,
Portfolio Manager

Pamela Wisehaupt Tynan, Principal,
Head of Municipal Money Market Funds

Christopher W. Alwine, CFA, Principal,
Head of Municipal Bond Funds

Vanguard Fixed Income Group

June 20, 2013

Pennsylvania Tax-Exempt Money Market Fund

Fund Profile
As of May 31, 2013

Financial Attributes
Ticker Symbol	VPTXX
Expense Ratio[1]	0.16%
7-Day SEC Yield	0.01%
Average Weighted
Maturity	24 days

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%
For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated March 28, 2013, and represents estimated costs for the current fiscal year. For the six months ended May 31, 2013, the annualized expense ratio was 0.13%, reflecting a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the expense ratio was 0.16%.

Pennsylvania Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 2002, Through May 31, 2013
		PA Tax-Exempt
		Money Mkt
		Funds Avg
Fiscal Year	Total Returns	Total Returns
2003	0.91%	0.56%
2004	1.05	0.60
2005	2.19	1.72
2006	3.31	2.85
2007	3.64	3.14
2008	2.42	1.93
2009	0.50	0.22
2010	0.12	0.00
2011	0.06	0.00
2012	0.03	0.01
2013	0.01	0.00

7-day SEC yield (5/31/2013): 0.01%
Pennsylvania Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.
Note: For 2013, performance data reflect the six months ended May 31, 2013.

Average Annual Total Returns: Periods Ended March 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Pennsylvania Tax-Exempt Money
Market Fund	6/13/1988	0.03%	0.43%	1.38%

See Financial Highlights for dividend information.

Pennsylvania Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2013

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (105.1%)
Pennsylvania (102.8%)
Allegheny County PA GO VRDO	0.110%	6/7/13 LOC	37,280	37,280
Allegheny County PA GO VRDO	0.110%	6/7/13 LOC	14,455	14,455
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie Mellon
University) VRDO	0.090%	6/3/13	108,420	108,420
Allegheny County PA Higher Education Building
Authority University Revenue (Point Park
University) VRDO	0.130%	6/7/13 LOC	5,600	5,600
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.120%	6/7/13 LOC	2,700	2,700
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.140%	6/7/13	68,595	68,595
Allegheny County PA Industrial Development
Authority Health Care Revenue (Vincentian
Collaborative System) VRDO	0.130%	6/7/13 LOC	7,725	7,725
Allegheny County PA Industrial Development
Authority Revenue (Western Pennsylvania
School for Blind Children) VRDO	0.120%	6/7/13	2,800	2,800
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) VRDO	0.070%	6/3/13 LOC	35,900	35,900
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) VRDO	0.110%	6/3/13 LOC	6,650	6,650
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(Metropolitan Edison Co. Project) VRDO	0.140%	6/7/13 LOC	10,000	10,000
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB PUT	0.200%	8/15/13 LOC	22,830	22,830
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.110%	6/7/13	11,700	11,700

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.120%	6/7/13 LOC	97,195	97,195
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.150%	6/7/13	9,750	9,750
Bucks County PA GO	2.000%	6/1/13	1,315	1,315
Bucks County PA Industrial Development
Authority Hospital Revenue (Grand View
Hospital) VRDO	0.100%	6/7/13 LOC	12,550	12,550
Bucks County PA Industrial Development
Authority Revenue (Pennswood Village Project)
VRDO	0.140%	6/7/13 LOC	8,255	8,255
Butler County PA General Authority Revenue
(Erie School District Project) VRDO	0.130%	6/7/13 LOC	12,440	12,440
Cambria County PA Industrial Development
Authority Revenue (American National
Red Cross) VRDO	0.130%	6/7/13 LOC	5,775	5,775
1 Central Bradford PA Progress Authority Revenue
(Robert Packer Hospital) TOB VRDO	0.120%	6/7/13 LOC	10,495	10,495
Chester County PA Industrial Development
Authority Student Housing Revenue (University
Student Housing LLC Project) VRDO	0.120%	6/7/13 LOC	36,485	36,485
Chester County PA Industrial Development
Authority Student Housing Revenue (University
Student Housing LLC Project) VRDO	0.120%	6/7/13 LOC	10,000	10,000
1 Chester County PA Industrial Development
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project) TOB VRDO	0.170%	6/7/13 (13)	15,935	15,935
Delaware County PA Authority Hospital Revenue
(Crozer-Chester Medical Center Obligated
Group) VRDO	0.130%	6/7/13 LOC	9,940	9,940
Delaware County PA Authority Hospital Revenue
(Crozer-Chester Medical Center Obligated
Group) VRDO	0.130%	6/7/13 LOC	2,520	2,520
Delaware County PA Authority Revenue
(Haverford College) VRDO	0.100%	6/7/13	29,545	29,545
Delaware County PA GO	5.000%	10/1/13	2,900	2,946
Delaware County PA Industrial Development
Authority Airport Facilities Revenue
(United Parcel Service Inc.) VRDO	0.080%	6/3/13	34,500	34,500
1 Delaware County PA Industrial Development
Authority Revenue (Aqua Pennsylvania Inc.
Project) TOB VRDO	0.170%	6/7/13 (13)	2,515	2,515
Delaware County PA Industrial Development
Authority Solid Waste Revenue
(Scott Paper Co.) VRDO	0.130%	6/7/13	14,600	14,600
Delaware County PA Industrial Development
Authority Solid Waste Revenue
(Scott Paper Co.) VRDO	0.130%	6/7/13	16,500	16,500
Delaware County PA Industrial Development
Authority Solid Waste Revenue
(Scott Paper Co.) VRDO	0.130%	6/7/13	3,600	3,600
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.250%	7/1/13 (Prere.)	1,300	1,305

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.100%	6/7/13 LOC	31,825	31,825
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.160%	6/7/13 LOC	15,250	15,250
Emmaus PA General Authority Revenue VRDO	0.130%	6/7/13 LOC	72,300	72,300
Emmaus PA General Authority Revenue VRDO	0.140%	6/7/13 LOC	3,500	3,500
Emmaus PA General Authority Revenue VRDO	0.140%	6/7/13 LOC	3,100	3,100
Emmaus PA General Authority Revenue VRDO	0.140%	6/7/13 LOC	3,700	3,700
Emmaus PA General Authority Revenue VRDO	0.140%	6/7/13 LOC	7,500	7,500
Emmaus PA General Authority Revenue VRDO	0.140%	6/7/13 LOC	9,600	9,600
Emmaus PA General Authority Revenue VRDO	0.140%	6/7/13 LOC	1,200	1,200
Emmaus PA General Authority Revenue VRDO	0.140%	6/7/13 LOC	10,300	10,300
Emmaus PA General Authority Revenue VRDO	0.140%	6/7/13 LOC	12,000	12,000
Emmaus PA General Authority Revenue VRDO	0.140%	6/7/13 LOC	4,400	4,400
Emmaus PA General Authority Revenue VRDO	0.140%	6/7/13 LOC	8,000	8,000
Emmaus PA General Authority Revenue VRDO	0.140%	6/7/13 LOC	5,300	5,300
Emmaus PA General Authority Revenue VRDO	0.140%	6/7/13 LOC	6,900	6,900
Emmaus PA General Authority Revenue VRDO	0.140%	6/7/13 LOC	2,200	2,200
Emmaus PA General Authority Revenue VRDO	0.140%	6/7/13 LOC	1,200	1,200
Emmaus PA General Authority Revenue VRDO	0.140%	6/7/13 LOC	15,500	15,500
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State
Geisinger Health System) VRDO	0.030%	6/3/13	5,895	5,895
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State
Geisinger Health System) VRDO	0.030%	6/3/13	2,000	2,000
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State
Geisinger Health System) VRDO	0.030%	6/3/13	20,900	20,900
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State
Geisinger Health System) VRDO	0.030%	6/3/13	6,800	6,800
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State
Geisinger Health System) VRDO	0.050%	6/3/13	2,880	2,880
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State
Geisinger Health System) VRDO	0.060%	6/3/13	8,650	8,650
1 Geisinger Health System Authority of
Pennsylvania Revenue TOB VRDO	0.140%	6/7/13	5,650	5,650
1 Geisinger Health System Authority of
Pennsylvania Revenue TOB VRDO	0.140%	6/7/13	5,225	5,225
Haverford Township PA School District GO VRDO	0.120%	6/7/13 LOC	5,000	5,000
1 Hempfield PA School District GO TOB VRDO	0.120%	6/7/13 LOC	5,000	5,000
1 Lancaster County PA Hospital Authority
Health System Revenue (Lancaster General
Hospital Project) TOB VRDO	0.140%	6/7/13	3,410	3,410
Lancaster County PA Hospital Authority Revenue
(Lancaster General Hospital Project)	5.500%	9/15/13 (Prere.)	2,950	2,995
Lancaster County PA Hospital Authority Revenue
(Masonic Homes Project) VRDO	0.080%	6/3/13 LOC	3,600	3,600
Lehigh County PA General Purpose Authority
Hospital Revenue (St. Luke’s Hospital of
Bethlehem Project)	5.250%	8/15/13 (Prere.)	1,000	1,010

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Lehigh County PA General Purpose Authority
Hospital Revenue (St. Luke’s Hospital of
Bethlehem Project)	5.375%	8/15/13 (Prere.)	2,640	2,668
Lower Merion PA School District GO VRDO	0.100%	6/7/13 LOC	29,945	29,945
Lower Merion PA School District GO VRDO	0.110%	6/7/13 LOC	5,900	5,900
1 Luzerne County PA Industrial Development
Authority Water Facility Revenue
(Pennsylvania-American Water Co.) TOB VRDO	0.180%	6/7/13 (13)	5,000	5,000
Montgomery County PA GO	3.000%	10/1/13	2,000	2,018
Montgomery County PA Industrial Development
Authority Revenue (Friends’ Central
School Project) VRDO	0.130%	6/7/13 LOC	6,150	6,150
Montgomery County PA TRAN	1.250%	12/31/13	27,500	27,667
Moon Industrial Development Authority
Pennsylvania Mortgage Revenue
(Providence Point Project) VRDO	0.140%	6/7/13 LOC	57,255	57,255
1 Northampton County PA General Purpose
Authority University Revenue
(Lafayette College) TOB VRDO	0.130%	6/7/13	17,575	17,575
Northampton County PA General Purpose
Authority University Revenue
(Lafayette College) VRDO	0.120%	6/7/13	5,000	5,000
1 Northampton County PA General Purpose
Authority University Revenue
(Lehigh University) TOB VRDO	0.120%	6/7/13 LOC	6,500	6,500
Northampton County PA General Purpose
Authority University Revenue
(Lehigh University) VRDO	0.100%	6/7/13	3,700	3,700
1 Nuveen Pennsylvania Investment Quality
Municipal Fund VRDP VRDO	0.230%	6/7/13 LOC	39,000	39,000
1 Nuveen Pennsylvania Premium Income
Municipal Fund 2 VRDP VRDO	0.220%	6/7/13 LOC	15,000	15,000
1 Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) TOB VRDO	0.130%	6/7/13 LOC	9,995	9,995
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(PSEG Power LLC Project) VRDO	0.110%	6/7/13 LOC	14,600	14,600
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(Shipping port Project) FirstEnergy VRDO	0.080%	6/3/13 LOC	11,000	11,000
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(York Water Co. Project) VRDO	0.160%	6/7/13 LOC	5,000	5,000
Pennsylvania Economic Development Financing
Authority Unemployment Compensation Revenue	1.000%	7/1/13	97,375	97,441
Pennsylvania Economic Development Financing
Authority Unemployment Compensation Revenue	4.000%	7/1/14	12,000	12,493
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue VRDO	0.130%	6/7/13 LOC	20,800	20,800
1 Pennsylvania Economic Development Financing
Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project) TOB VRDO	0.130%	6/7/13 (13)	9,900	9,900

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 Pennsylvania Economic Development Financing
Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project) TOB VRDO	0.240%	6/7/13	7,495	7,495
1 Pennsylvania Economic Development Financing
Authority Water Facilities Revenue
(Waste Management) TOB VRDO	0.130%	6/7/13	9,995	9,995
Pennsylvania GO	5.500%	6/1/13	1,350	1,350
Pennsylvania GO	3.000%	7/1/13	5,600	5,613
Pennsylvania GO	5.000%	8/1/13	4,000	4,032
Pennsylvania GO	5.000%	9/1/13	1,200	1,214
Pennsylvania GO	5.000%	11/1/13	9,645	9,837
Pennsylvania GO	4.000%	11/15/13	1,000	1,017
Pennsylvania GO	4.000%	2/1/14 (Prere.)	5,000	5,127
Pennsylvania GO	5.000%	2/1/14 (Prere.)	1,000	1,032
Pennsylvania GO	5.250%	2/1/14	1,000	1,034
Pennsylvania GO	5.000%	2/15/14	10,000	10,338
Pennsylvania GO	5.000%	3/15/14	8,920	9,257
Pennsylvania GO	1.000%	4/1/14	33,565	33,797
1 Pennsylvania GO TOB PUT	0.220%	8/1/13	19,490	19,490
1 Pennsylvania GO TOB VRDO	0.120%	6/7/13	5,000	5,000
1 Pennsylvania GO TOB VRDO	0.120%	6/7/13	11,455	11,455
1 Pennsylvania GO TOB VRDO	0.130%	6/7/13	2,200	2,200
1 Pennsylvania GO TOB VRDO	0.140%	6/7/13	12,820	12,820
Pennsylvania Higher Education Facilities Authority
(University of Pennsylvania Health System)
Revenue	5.000%	8/15/13	3,000	3,030
Pennsylvania Higher Educational Facilities
Authority (St. Francis University Project) Revenue	6.250%	11/1/13 (Prere.)	3,460	3,546
Pennsylvania Higher Educational Facilities Authority
College Revenue
(Holy Family College Project) VRDO	0.110%	6/7/13 LOC	7,260	7,260
Pennsylvania Higher Educational Facilities Authority
Revenue (Drexel University) VRDO	0.080%	6/3/13 LOC	3,305	3,305
Pennsylvania Higher Educational Facilities Authority
Revenue (Drexel University) VRDO	0.120%	6/7/13 LOC	8,350	8,350
Pennsylvania Higher Educational Facilities Authority
Revenue (Drexel University) VRDO	0.130%	6/7/13 LOC	5,650	5,650
1 Pennsylvania Higher Educational Facilities Authority
Revenue (Foundation for Indiana University of
Pennsylvania Student Housing) TOB VRDO	0.120%	6/7/13 LOC	1,800	1,800
Pennsylvania Higher Educational Facilities Authority
Revenue (Gwynedd Mercy College) VRDO	0.110%	6/7/13 LOC	5,750	5,750
Pennsylvania Higher Educational Facilities Authority
Revenue (St. Joseph’s University) VRDO	0.120%	6/7/13 LOC	14,000	14,000
Pennsylvania Higher Educational Facilities Authority
Revenue (Thomas Jefferson University) VRDO	0.110%	6/7/13 LOC	18,040	18,040
Pennsylvania Higher Educational Facilities Authority
Revenue (Thomas Jefferson University) VRDO	0.110%	6/7/13 LOC	14,535	14,535
1 Pennsylvania Higher Educational Facilities Authority
Revenue (Trustees of the
University of Pennsylvania) TOB VRDO	0.190%	6/7/13	5,000	5,000
Pennsylvania Higher Educational Facilities Authority
Revenue (University of Pennsylvania
Health System) VRDO	0.100%	6/7/13	60,680	60,680

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.140%	6/7/13	4,570	4,570
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.120%	6/7/13	17,315	17,315
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.120%	6/7/13	7,950	7,950
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.130%	6/7/13	22,715	22,715
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.130%	6/7/13	17,505	17,505
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.130%	6/7/13	14,195	14,195
1 Pennsylvania Housing Finance Agency Single
Family Mortgage TOB VRDO	0.180%	6/7/13	2,300	2,300
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/13	5,425	5,435
1 Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue
(Philadelphia Funding Program) TOB VRDO	0.140%	6/7/13	5,050	5,050
Pennsylvania State University Revenue PUT	0.220%	6/1/13	80,000	80,000
1 Pennsylvania State University Revenue TOB VRDO	0.140%	6/7/13	6,095	6,095
1 Pennsylvania State University Revenue TOB VRDO	0.140%	6/7/13	1,900	1,900
1 Pennsylvania State University Revenue TOB VRDO	0.200%	6/7/13 LOC	25,750	25,750
Pennsylvania Turnpike Commission Oil Franchise
Tax Revenue	5.250%	12/1/13 (Prere.)	1,730	1,774
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.080%	6/3/13 (13)	1,200	1,200
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.130%	6/7/13 LOC	9,920	9,920
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.190%	6/7/13	5,195	5,195
Philadelphia Authority for Industrial Development
Revenue (Gift of Life Donor Program) VRDO	0.110%	6/7/13 LOC	8,265	8,265
Philadelphia PA Airport Revenue VRDO	0.130%	6/7/13 LOC	23,390	23,390
Philadelphia PA Airport Revenue VRDO	0.130%	6/7/13 LOC	9,000	9,000
Philadelphia PA Authority for Industrial
Development Educational Facilities Revenue
(Chestnut Hill College Project) VRDO	0.130%	6/7/13 LOC	4,200	4,200
1 Philadelphia PA Authority for Industrial
Development Revenue (Girard Estate
Aramark Project) VRDO	0.170%	6/7/13 LOC	3,600	3,600
Philadelphia PA Authority for Industrial
Development Revenue
(Inglis House Project) VRDO	0.120%	6/7/13	11,000	11,000
Philadelphia PA Gas Works Revenue VRDO	0.110%	6/7/13 LOC	13,600	13,600
Philadelphia PA Gas Works Revenue VRDO	0.110%	6/7/13 LOC	10,600	10,600
Philadelphia PA Gas Works Revenue VRDO	0.120%	6/7/13 LOC	10,630	10,630
Philadelphia PA Gas Works Revenue VRDO	0.120%	6/7/13 LOC	50,000	50,000
Philadelphia PA GO VRDO	0.160%	6/7/13 LOC	55,000	55,000
1 Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project)
TOB VRDO	0.140%	6/7/13	4,765	4,765

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project) VRDO	0.060%	6/3/13	2,000	2,000
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project) VRDO	0.060%	6/3/13	13,200	13,200
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project) VRDO	0.060%	6/3/13	12,400	12,400
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project) VRDO	0.060%	6/3/13	2,400	2,400
Philadelphia PA Industrial Development Authority
Lease Revenue VRDO	0.110%	6/7/13 LOC	20,775	20,775
Philadelphia PA Industrial Development Authority
Lease Revenue VRDO	0.110%	6/7/13 LOC	30,600	30,600
Philadelphia PA School District GO VRDO	0.100%	6/7/13 LOC	4,505	4,505
Philadelphia PA School District GO VRDO	0.120%	6/7/13 LOC	22,525	22,525
Philadelphia PA TRAN	1.000%	6/28/13	19,000	19,011
1 Philadelphia PA Water & Waste Water Revenue
TOB VRDO	0.130%	6/7/13 (13)	45,210	45,210
1 Philadelphia PA Water & Waste Water Revenue
TOB VRDO	0.130%	6/7/13 LOC	17,530	17,530
Philadelphia PA Water & Waste Water Revenue
VRDO	0.100%	6/7/13 LOC	12,390	12,390
Ridley PA School District GO VRDO	0.120%	6/7/13 LOC	9,485	9,485
South Fork PA Hospital Authority Hospital Revenue
(Conemaugh Valley Memorial Hospital Project)
VRDO	0.120%	6/7/13 LOC	15,970	15,970
1 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	0.130%	6/7/13	9,970	9,970
Springfield PA School District GO	5.000%	3/15/14 (Prere.)	3,110	3,227
St. Mary Hospital Authority Health System
Revenue (Catholic Health East Issue) VRDO	0.110%	6/7/13 LOC	18,415	18,415
St. Mary’s Hospital Authority Bucks County PA
Revenue (Catholic Health Initiatives) VRDO	0.120%	6/7/13	9,300	9,300
State Public School Building Authority
Pennsylvania School Revenue (North Allegheny
School District Project) VRDO	0.120%	6/7/13	18,125	18,125
State Public School Building Authority
Pennsylvania School Revenue
(Philadelphia School District Project)	5.250%	6/1/13 (Prere.)	2,900	2,900
Swarthmore Borough Authority
(Swarthmore College) Revenue	5.000%	9/15/13	1,500	1,521
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University) VRDO	0.100%	6/7/13	4,100	4,100
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
(University Capital Project) RAN	2.000%	7/2/13	20,000	20,030
University of Pittsburgh PA Revenue CP	0.150%	6/3/13	25,000	25,000
University of Pittsburgh PA Revenue CP	0.150%	6/4/13	18,120	18,120
University of Pittsburgh PA Revenue CP	0.150%	7/1/13	20,000	20,000
University of Pittsburgh PA Revenue CP	0.160%	8/1/13	8,950	8,950

Pennsylvania Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
1	University of Pittsburgh PA Revenue TOB VRDO	0.130%	6/7/13	5,395	5,395
	Washington County PA Hospital Authority
	Revenue (Washington Hospital Project) VRDO	0.130%	6/7/13 LOC	8,235	8,235
	Wilkes-Barre PA Finance Authority College
	Revenue (King’s College Project) VRDO	0.140%	6/7/13 LOC	9,825	9,825
	York County PA Industrial Development Authority
	Revenue (Crescent Industries Inc. Project) VRDO	0.230%	6/7/13 LOC	2,815	2,815
					2,520,115
Puerto Rico (2.3%)
	Puerto Rico Electric Power Authority Revenue	5.125%	7/1/13 (Prere.)	5,265	5,287
	Puerto Rico GO	5.250%	7/1/13 (Prere.)	3,500	3,515
	Puerto Rico GO	5.250%	7/1/13 (Prere.)	2,500	2,510
	Puerto Rico Housing Finance Authority
	Capital Fund Program (Puerto Rico Public
	Housing Administration Projects)	4.650%	12/1/13 (Prere.)	10,095	10,318
	Puerto Rico Housing Finance Authority
	Capital Fund Program (Puerto Rico Public
	Housing Administration Projects)	5.000%	12/1/13 (Prere.)	4,960	5,077
1	Puerto Rico Sales Tax Financing Corp.
	Revenue TOB VRDO	0.120%	6/7/13	8,250	8,250
1	Puerto Rico Sales Tax Financing Corp.
	Revenue TOB VRDO	0.120%	6/7/13	20,934	20,934
					55,891
Total Tax-Exempt Municipal Bonds (Cost $2,576,006)					2,576,006
Other Assets and Liabilities (-5.1%)
Other Assets					20,046
Liabilities					(145,220)
					(125,174)
Net Assets (100%)
Applicable to 2,450,772,185 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					2,450,832
Net Asset Value Per Share					$1.00

At May 31, 2013, net assets consisted of:
					Amount
					($000)
Paid-in Capital					2,450,840
Undistributed Net Investment Income					—
Accumulated Net Realized Losses					(8)
Net Assets					2,450,832

See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, the aggregate value of these securities was $616,859,000, representing 25.2% of net assets.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
(15) Build America Mutual Assurance Company.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Tax-Exempt Money Market Fund

Statement of Assets and Liabilities
As of May 31, 2013

Market
Value
($000)
Assets
Investments in Securities, at Value	2,576,006
Receivables for Investment Securities Sold	1,895
Receivables for Capital Shares Issued	8,596
Accrued Income Receivable	3,572
Other Assets	5,983
Total Assets	2,596,052
Liabilities
Payables for Investment Securities Purchased	134,374
Payables for Capital Shares Redeemed	5,727
Other Liabilities	5,119
Total Liabilities	145,220
Net Assets	2,450,832

See Note A in Notes to Financial Statements.
See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2013
($000)
Investment Income
Income
Interest	1,835
Total Income	1,835
Expenses
The Vanguard Group—Note B
Investment Advisory Services	298
Management and Administrative	1,302
Marketing and Distribution	363
Custodian Fees	17
Shareholders’ Reports	5
Trustees’ Fees and Expenses	2
Total Expenses	1,987
Expense Reduction—Note B	(353)
Net Expenses	1,634
Net Investment Income	201
Realized Net Gain (Loss) on Investment Securities Sold	16
Net Increase (Decrease) in Net Assets Resulting from Operations	217

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	201	700
Realized Net Gain (Loss)	16	115
Net Increase (Decrease) in Net Assets Resulting from Operations	217	815
Distributions
Net Investment Income	(201)	(700)
Realized Capital Gain	—	—
Total Distributions	(201)	(700)
Capital Share Transactions (at $1.00)
Issued	978,090	1,561,173
Issued in Lieu of Cash Distributions	195	679
Redeemed	(1,001,268)	(1,736,971)
Net Increase (Decrease) from Capital Share Transactions	(22,983)	(175,119)
Total Increase (Decrease)	(22,967)	(175,004)
Net Assets
Beginning of Period	2,473,799	2,648,803
End of Period	2,450,832	2,473,799

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0001	.0003	.001	.001	.005	.024
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.0001	.0003	.001	.001	.005	.024
Distributions
Dividends from Net Investment Income	(.0001)	(.0003)	(.001)	(.001)	(.005)	(.024)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0001)	(.0003)	(.001)	(.001)	(.005)	(.024)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.01%	0.03%	0.06%	0.12%	0.50%	2.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,451	$2,474	$2,649	$3,007	$3,328	$3,867
Ratio of Expenses to
Average Net Assets	0.13%[2]	0.15%[2]	0.16%[2]	0.17%	0.17%[3]	0.11%[3]
Ratio of Net Investment Income to
Average Net Assets	0.02%	0.03%	0.06%	0.12%	0.51%	2.39%

The expense ratio and net income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2013, 0.16% for 2012, and 0.17% for 2011.
See Note B in Notes to Financial Statements.
3 Includes fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds of 0.04% for 2009 and 0.01% for 2008.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Pennsylvania Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2009–2012), and for the period ended May 31, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2013, the fund had contributed capital of $301,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.12% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the period ended May 31, 2013, Vanguard’s expenses were reduced by $353,000 (an effective annual rate of 0.03% of the fund’s average net assets).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Pennsylvania Tax-Exempt Money Market Fund

At May 31, 2013, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of May 31, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Pennsylvania Long-Term Tax-Exempt Fund

Fund Profile
As of May 31, 2013

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VPAIX	VPALX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	2.28%	2.36%

Financial Attributes

		Barclays
		PA	Barclays
		Muni	Municipal
		Bond	Bond
	Fund	Index	Index

Number of Bonds	559	1,529	46,973

Yield to Maturity
(before expenses)	2.7%	2.4%	2.3%

Average Coupon	4.7%	4.9%	4.9%

Average Duration	6.5 years	7.3 years	7.1 years

Average Effective
Maturity	5.9 years	5.8 years	6.0 years

Short-Term
Reserves	4.1%	—	—

Volatility Measures
		Barclays
	Barclays PA	Municipal
	Muni Bond	Bond
	Index	Index
R-Squared	0.99	0.99
Beta	1.03	1.01

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	4.3%
1 - 3 Years	14.6
3 - 5 Years	18.0
5 - 10 Years	58.0
10 - 20 Years	4.7
20 - 30 Years	0.4

Distribution by Credit Quality (% of portfolio)
AAA	3.6%
AA	49.5
A	35.8
BBB	9.8
BB	0.2
Not Rated	1.1

For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated March 28, 2013, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2013, the annualized expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

Pennsylvania Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 2002, Through May 31, 2013
				Barclays PA
				Muni Bond
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2003	4.62%	2.68%	7.30%	6.71%
2004	4.59	-1.27	3.32	3.83
2005	4.54	-1.44	3.10	3.68
2006	4.72	1.58	6.30	5.77
2007	4.50	-2.20	2.30	3.40
2008	4.19	-8.67	-4.48	-1.82
2009	4.67	7.65	12.32	13.08
2010	4.10	0.18	4.28	4.31
2011	4.16	1.91	6.07	6.47
2012	3.91	6.52	10.43	10.26
2013	1.75	-3.02	-1.27	-1.12
Note: For 2013, performance data reflect the six months ended May 31, 2013.

Average Annual Total Returns: Periods Ended March 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	4/7/1986	5.35%	5.60%	4.36%	0.15%	4.51%
Admiral Shares	5/14/2001	5.43	5.68	4.43	0.15	4.58

See Financial Highlights for dividend and capital gains information.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.1%)
Pennsylvania (99.4%)
Abington PA School District GO	5.000%	4/1/32 (4)	1,495	1,591
Allegheny County PA GO	5.000%	11/1/22	2,425	2,826
Allegheny County PA GO	5.000%	11/1/23	2,570	2,981
Allegheny County PA GO	5.000%	11/1/27	2,575	2,851
Allegheny County PA GO	5.000%	11/1/29	4,000	4,352
Allegheny County PA GO	5.000%	12/1/34	3,600	3,879
Allegheny County PA GO	5.000%	12/1/37	8,500	9,104
Allegheny County PA Higher Education Building
Authority University Revenue
(Carnegie Mellon University)	5.000%	3/1/24	6,750	8,075
Allegheny County PA Higher Education Building
Authority University Revenue
(Carnegie Mellon University) VRDO	0.090%	6/3/13	6,700	6,700
Allegheny County PA Higher Education Building
Authority University Revenue
(Chatham University)	5.000%	9/1/30	2,545	2,748
Allegheny County PA Higher Education Building
Authority University Revenue
(Chatham University)	5.000%	9/1/35	1,000	1,057
Allegheny County PA Higher Education Building
Authority University Revenue
(Duquesne University)	5.000%	3/1/22	700	830
Allegheny County PA Higher Education Building
Authority University Revenue
(Duquesne University)	5.000%	3/1/23	800	953
Allegheny County PA Higher Education Building
Authority University Revenue
(Duquesne University)	5.000%	3/1/25	500	585
Allegheny County PA Higher Education Building
Authority University Revenue
(Duquesne University)	5.250%	3/1/26	4,005	4,593
Allegheny County PA Higher Education Building
Authority University Revenue
(Duquesne University)	5.500%	3/1/28	1,940	2,238
Allegheny County PA Higher Education Building
Authority University Revenue
(Duquesne University)	5.500%	3/1/29	1,700	1,951

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Allegheny County PA Higher Education Building
Authority University Revenue
(Duquesne University)	5.500%	3/1/31	770	884
Allegheny County PA Higher Education Building
Authority University Revenue
(Duquesne University)	5.000%	3/1/33	1,000	1,123
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	9/1/14	5,000	5,293
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	6/15/18	7,000	7,299
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	0.904%	2/1/21	4,840	4,827
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	6.000%	7/1/23 (14)	5,745	7,371
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	6.000%	7/1/26 (14)	4,625	5,989
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	6.000%	7/1/27 (14)	9,325	12,266
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.375%	8/15/29	4,000	4,553
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	1.004%	2/1/37	3,000	2,738
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.625%	8/15/39	10,800	12,068
Allegheny County PA Industrial Development
Authority Revenue (Western Pennsylvania
School for Blind Children) VRDO	0.120%	6/7/13	3,300	3,300
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	7,500	8,703
Allegheny County PA Sanitation Authority
Sewer Revenue	5.500%	12/1/16 (ETM)	11,295	12,221
Allegheny County PA Sanitation Authority
Sewer Revenue	5.000%	12/1/24 (14)	6,000	6,540
Allegheny County PA Sanitation Authority
Sewer Revenue	5.000%	6/1/26 (4)	4,925	5,668
Allegheny County PA Sanitation Authority
Sewer Revenue	5.000%	6/1/30 (4)	3,500	3,959
Allegheny County PA Sanitation Authority
Sewer Revenue	5.000%	12/1/32 (14)	12,000	12,680
Allentown PA Neighborhood Improvement
Zone Development Authority Tax Revenue	5.000%	5/1/26	400	439
Allentown PA Neighborhood Improvement
Zone Development Authority Tax Revenue	5.000%	5/1/29	250	271
Allentown PA Neighborhood Improvement
Zone Development Authority Tax Revenue	5.000%	5/1/35	7,880	8,357
Allentown PA Neighborhood Improvement
Zone Development Authority Tax Revenue	5.000%	5/1/42	9,620	10,099

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Annville Cleona PA School District GO	6.000%	3/1/15 (Prere.)	1,230	1,350
Annville Cleona PA School District GO	6.000%	3/1/15 (Prere.)	2,475	2,716
Annville Cleona PA School District GO	6.000%	3/1/28 (4)	270	293
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/22	1,240	1,447
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/23	1,750	2,028
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/25	1,620	1,836
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/28	2,000	2,213
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.200%	7/1/16	15,000	15,188
Bensalem Township PA School District GO	5.250%	6/15/24 (14)	3,700	4,247
Berks County PA GO	0.000%	11/15/13 (14)	7,250	7,238
Berks County PA GO	0.000%	11/15/14 (14)	8,615	8,544
Berks County PA GO	0.000%	11/15/15 (14)	6,250	6,132
Berks County PA Municipal Authority Hospital
Revenue (Reading Hospital & Medical
Center Project)	5.700%	10/1/14 (14)	1,670	1,718
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.500%	11/1/31	3,500	4,072
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.750%	11/1/39	4,615	5,290
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.000%	11/1/40	5,725	6,222
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.000%	11/1/44	10,000	10,821
1 Bethlehem PA Area School District
GO TOB VRDO	0.120%	6/7/13 LOC	4,480	4,480
Blair County PA Hospital Authority
Hospital Revenue (Altoona Hospital Project)	5.500%	7/1/16 (2)	6,480	6,796
Blair County PA Hospital Authority Revenue
(Altoona Regional Health System)	6.000%	11/15/39	13,500	14,516
Bucks County PA GO	4.000%	12/1/27	1,375	1,511
Bucks County PA GO	4.000%	12/1/28	1,235	1,338
Bucks County PA Water &
Sewer Authority Water System Revenue	5.000%	12/1/29 (4)	2,000	2,261
Bucks County PA Water &
Sewer Authority Water System Revenue	5.000%	12/1/33 (4)	2,000	2,244
Bucks County PA Water &
Sewer Authority Water System Revenue	5.000%	12/1/37 (4)	3,500	3,899
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	7.125%	7/1/29	1,000	1,228
Catholic Health East Pennsylvania
Health Systems Revenue	5.375%	11/15/14 (Prere.)	3,000	3,215
Catholic Health East Pennsylvania
Health Systems Revenue	5.500%	11/15/14 (Prere.)	1,400	1,503
Central Bradford PA Progress Authority Revenue
(Guthrie Healthcare System)	5.000%	12/1/31	840	922
Central Bradford PA Progress Authority Revenue
(Guthrie Healthcare System)	5.500%	12/1/31	7,000	8,072
Central Bradford PA Progress Authority Revenue
(Guthrie Healthcare System)	5.375%	12/1/41	3,000	3,329

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Central Bucks PA School District GO	5.000%	5/15/18 (Prere.)	6,000	7,177
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/32	6,280	6,874
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/36	9,675	10,399
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	6.250%	11/15/41	2,250	2,683
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/44	5,000	5,305
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	7.000%	11/15/46	5,000	6,245
Chambersburg PA Area School District GO	5.250%	3/1/29 (14)	3,805	4,094
Chambersburg PA Area School District GO	5.250%	2/1/37	2,535	2,814
Chester County PA GO	5.000%	7/15/26	4,345	4,933
Chester County PA GO	5.000%	7/15/27	5,000	5,649
Chester County PA GO	5.000%	11/15/30	3,740	4,389
Chester County PA GO	5.000%	11/15/31	3,000	3,539
2 Chester County PA GO	5.000%	11/15/31	2,350	2,745
Chester County PA GO	5.000%	11/15/32	1,000	1,163
Chester County PA GO	5.000%	11/15/32	3,990	4,686
Chester County PA GO	5.000%	11/15/33	4,000	4,679
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/18	1,105	1,196
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/20	650	691
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/22	795	833
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/31	4,500	4,619
Chester County PA Health & Education Facilities
Authority Revenue (Jefferson Health System)	5.000%	5/15/31	2,720	2,995
Chester County PA Health & Education Facilities
Authority Revenue (Jefferson Health System)	5.000%	5/15/40	30,485	33,031
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/30	1,100	1,186
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/35	675	717
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/45	1,740	1,816
Chester County PA School Authority Revenue	5.000%	4/1/23 (2)	2,670	2,927
Chester County PA School Authority Revenue	5.000%	4/1/24 (2)	1,000	1,096
Chester County PA School Authority Revenue	5.000%	4/1/26 (2)	1,575	1,723
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/32 (10)	4,980	5,051
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/37 (10)	6,360	6,423
Commonwealth Financing Authority
Pennsylvania Revenue	5.250%	6/1/23 (14)	13,535	14,699
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/24	1,620	1,899

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/28	1,365	1,544
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/33	7,760	8,508
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/36	5,000	5,458
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social
Ministries Project)	5.000%	1/1/27	2,700	2,819
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social
Ministries Project)	6.375%	1/1/39	2,000	2,217
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/32	1,510	1,688
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/37	2,000	2,187
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/42	2,605	2,820
Dallas PA School District GO	5.000%	4/1/29 (11)	5,385	5,853
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health
System Project)	6.000%	6/1/29	100	112
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health
System Project)	6.000%	6/1/36	15,000	16,730
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health
System Project)	5.000%	6/1/42	21,350	22,407
Dauphin County PA General Authority Hospital
Revenue (Western Pennsylvania Hospital Project)	5.500%	7/1/13 (ETM)	1,105	1,109
Delaware County PA Authority Hospital Revenue
(Crozer-Keystone Obligated Group)	5.000%	12/15/31	5,000	5,022
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/24 (14)	4,000	4,350
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/26	1,000	1,120
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/28	1,000	1,111
Delaware County PA Authority University
Revenue (Villanova University)	5.250%	12/1/31	600	672
Delaware County PA Industrial Development
Authority Airport Facilities Revenue
(United Parcel Service Inc.) VRDO	0.080%	6/3/13	4,300	4,300
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.500%	7/1/19 (14)	4,835	5,854
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.500%	7/1/20 (14)	5,105	6,219
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/22	500	596
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/24	1,200	1,403
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/25	1,100	1,279
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/22	2,665	3,048

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/23	2,425	2,776
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/24	3,220	3,630
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/25	2,715	3,044
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	10,000	10,998
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.110%	6/7/13 LOC	24,200	24,200
Doylestown PA Hospital Authority Revenue	5.000%	7/1/20 (12)	5,060	5,574
Doylestown PA Hospital Authority Revenue	5.000%	7/1/21 (12)	3,000	3,271
Doylestown PA Hospital Authority Revenue	5.000%	7/1/22 (12)	3,455	3,731
Doylestown PA Hospital Authority Revenue	5.000%	7/1/25	3,730	4,043
Doylestown PA Hospital Authority Revenue	5.000%	7/1/26	4,445	4,776
Doylestown PA Hospital Authority Revenue	5.000%	7/1/27	1,170	1,251
Doylestown PA Hospital Authority Revenue	5.000%	7/1/28	1,500	1,595
Doylestown PA Hospital Authority Revenue	5.000%	7/1/29	865	917
East Hempfield Township PA Industrial
Development Authority Revenue
(Millersville University Student Housing Project)	5.000%	7/1/30	1,280	1,378
East Hempfield Township PA Industrial
Development Authority Revenue
(Millersville University Student Housing Project)	5.000%	7/1/35	1,250	1,324
East Hempfield Township PA Industrial
Development Authority Revenue
(Millersville University Student Housing Project)	5.000%	7/1/45	3,250	3,402
East Stroudsburg PA Area School District GO	5.000%	9/1/29 (4)	7,085	7,880
Emmaus PA General Authority Revenue VRDO	0.130%	6/7/13 LOC	9,200	9,200
Erie County PA GO	5.000%	9/1/15 (Prere.)	5,525	6,093
Erie County PA Hospital Authority Revenue
(Hamot Health Foundation)	5.000%	11/1/35 (11)	7,000	7,269
Erie PA School District GO	0.000%	5/1/16 (ETM)	3,175	3,108
Fox Chapel PA Area School District GO	5.000%	8/1/23	500	609
Fox Chapel PA Area School District GO	5.000%	8/1/27	1,165	1,370
Fox Chapel PA Area School District GO	5.000%	8/1/31	3,000	3,443
Fox Chapel PA Area School District GO	5.000%	8/1/34	5,690	6,480
Franklin County PA Industrial Development
Authority Revenue (Chambersburg
Hospital Project)	5.375%	7/1/42	17,500	18,926
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State
Geisinger Health System)	5.125%	6/1/34	5,000	5,448
Geisinger Health System Authority
of Pennsylvania Revenue (Penn State
Geisinger Health System)	5.250%	6/1/39	20,735	22,602
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State
Geisinger Health System) VRDO	0.030%	6/3/13	1,900	1,900
Gettysburg PA Area School District GO	5.000%	1/15/20	2,510	2,984
Hampden Township PA GO	5.000%	5/15/31	1,060	1,199
Hampden Township PA GO	5.000%	5/15/37	1,660	1,849
Hazleton PA Area School District GO	6.000%	3/1/16 (14)	14,075	15,037
Hazleton PA Area School District GO	0.000%	3/1/17 (14)	4,425	4,152
Hazleton PA Area School District GO	0.000%	3/1/22 (14)	5,265	4,089

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Hempfield PA Area School District
(Westmoreland County) GO	5.000%	9/15/15 (Prere.)	5,030	5,546
Hempfield PA School District GO	5.000%	10/15/29	4,045	4,581
Hempfield PA School District GO	5.000%	10/15/30	2,920	3,296
Indiana County PA Industrial Development
Authority Pollution Control Revenue (New York
State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	5,000	5,000
Kiski PA Area School District GO	4.000%	3/1/22 (4)	1,000	1,115
Kiski PA Area School District GO	4.000%	3/1/23 (4)	1,875	2,065
Lackawanna County PA GO	5.000%	9/15/29 (2)	1,975	2,013
Lackawanna County PA GO	5.000%	9/15/29 (4)	3,745	3,872
Lake Lehman PA School District GO	0.000%	4/1/14 (14)	1,290	1,283
Lake Lehman PA School District GO	0.000%	4/1/15 (14)	1,295	1,273
Lake Lehman PA School District GO	0.000%	4/1/16 (14)	1,310	1,266
Lake Lehman PA School District GO	0.000%	4/1/17 (14)	1,315	1,235
Lake Lehman PA School District GO	0.000%	4/1/18 (14)	1,000	913
Lancaster County PA GO	5.000%	11/1/32 (4)	5,000	5,524
Lancaster County PA Hospital Authority Revenue
(Lancaster General Hospital)	5.000%	3/15/26	4,955	5,393
Lancaster County PA Hospital Authority Revenue
(Lancaster General Hospital)	5.000%	3/15/36	12,370	13,099
Lancaster County PA Hospital Authority Revenue
(Lancaster General Hospital)	5.000%	7/1/42	6,000	6,555
Lancaster County PA Hospital Authority Revenue
(Masonic Homes Project) VRDO	0.080%	6/3/13 LOC	6,050	6,050
Lancaster PA Higher Education Authority College
Revenue (Franklin & Marshall College)	5.000%	4/15/22	1,135	1,245
Lancaster PA Higher Education Authority College
Revenue (Franklin & Marshall College)	5.000%	4/15/27	2,775	3,008
Lancaster PA Higher Education Authority College
Revenue (Franklin & Marshall College)	5.000%	4/15/37	4,000	4,303
Lebanon County PA Health Facilities Authority
Health Center Revenue (Good Samaritan
Hospital Project)	6.000%	11/15/35	7,500	7,491
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley
Health Network)	7.000%	7/1/16 (14)	2,775	3,022
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley
Health Network)	4.000%	7/1/33	7,000	7,085
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley
Health Network)	5.000%	7/1/35 (4)	10,000	10,561
Lehigh County PA Industrial Development
Authority Pollution Control Revenue
(PPL Electric Utilities Corp. Project)	4.750%	2/15/27 (3)	4,360	4,437
Lower Merion PA School District GO	5.000%	9/1/28	7,845	8,805
Lower Merion PA School District GO	5.000%	9/1/30	8,670	9,667
Lower Merion PA School District GO	5.000%	9/1/32	5,000	5,568
Luzerne County PA GO	5.250%	12/15/21 (14)	5,320	5,942
Luzerne County PA Industrial Development
Authority Water Facility Revenue
(Pennsylvania-American Water Co.)	5.500%	12/1/39	10,000	10,995
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	5/1/26	2,000	2,231

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.250%	10/1/27 (12)	5,395	5,867
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	7/1/30	5,565	6,070
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.500%	10/1/37 (12)	6,650	7,172
Lycoming County PA Authority Health System
Revenue (Susquehanna Health System Project)	5.375%	7/1/23	565	621
McKeesport PA Area School District GO	0.000%	10/1/14 (14)	2,040	2,004
McKeesport PA Area School District GO	0.000%	10/1/15 (14)	2,040	1,948
McKeesport PA Area School District GO	0.000%	10/1/16 (14)	4,655	4,299
McKeesport PA Area School District GO	0.000%	10/1/18 (ETM)	425	398
McKeesport PA Area School District GO	0.000%	10/1/18 (2)	2,650	2,406
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/27	2,000	2,082
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/32	1,400	1,495
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.125%	1/1/37	3,000	3,103
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/41	2,000	2,114
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.250%	1/1/43	6,450	6,688
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/20	1,000	1,186
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/30	4,900	5,458
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/42	6,240	6,736
Montgomery County PA GO	5.000%	10/15/28	13,235	14,575
Montgomery County PA GO	5.000%	10/15/31	6,450	7,109
Montgomery County PA Higher Education &
Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/25	1,170	1,319
Montgomery County PA Higher Education &
Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/25	5,000	5,446
Montgomery County PA Higher Education &
Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/31	12,000	13,185
Montgomery County PA Higher Education &
Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.125%	6/1/33	13,545	14,492
Montgomery County PA Higher Education &
Health Authority Revenue (Catholic Health East)	5.375%	11/15/14 (Prere.)	2,175	2,334
Montgomery County PA Higher Education &
Health Authority Revenue (Dickinson College)	5.000%	5/1/31 (11)	5,750	6,206
Montgomery County PA Higher Education &
Health Authority Revenue
(Holy Redeemer Health System)	5.250%	1/1/36	16,000	16,250
Montgomery County PA Industrial Development
Authority Health Services Revenue
(Jefferson Health System)	5.000%	10/1/41	6,000	6,484
Montgomery County PA Industrial Development
Authority Revenue (Hill School)	5.000%	8/15/25 (14)	6,500	7,079

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Montgomery County PA Industrial Development
Authority Revenue (Hill School)	5.000%	8/15/26 (14)	3,550	3,821
Montgomery County PA Industrial Development
Authority Revenue (Hill School)	5.000%	8/15/27 (14)	3,300	3,529
Montgomery County PA Industrial Development
Authority Revenue (New Regional
Medical Center Project)	5.250%	8/1/33	7,000	7,903
Montgomery County PA Industrial Development
Authority Revenue (New Regional
Medical Center Project)	5.375%	8/1/38	14,415	16,300
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	6.625%	12/1/30	1,565	1,817
Moon Area School District PA GO	5.000%	11/15/28 (4)	5,000	5,447
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/24	1,070	1,221
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/25	1,290	1,455
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/31	6,250	6,923
Mount Lebanon PA School District GO	5.000%	2/15/34	5,500	6,227
North Pocono PA School District GO	5.000%	3/15/26 (14)	4,035	4,341
Northampton County PA General Purpose
Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.250%	8/15/23	1,250	1,379
Northampton County PA General Purpose
Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.250%	8/15/24	1,295	1,424
Northampton County PA General Purpose
Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.375%	8/15/28	6,675	7,203
Northampton County PA General Purpose
Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.500%	8/15/35	2,500	2,698
Northampton County PA General Purpose
Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.500%	8/15/40	5,100	5,471
Northampton County PA General Purpose
Authority University Revenue (Lehigh University)	5.000%	11/15/39	2,595	2,798
1 Northampton County PA General Purpose
Authority University Revenue (Lehigh University)
TOB VRDO	0.120%	6/7/13 LOC	4,855	4,855
Northampton County PA Industrial Development
Authority Revenue
(Morningstar Senior Living, Inc. Project)	5.000%	7/1/32	1,275	1,325
Northampton County PA Industrial Development
Authority Revenue
(Morningstar Senior Living, Inc. Project)	5.000%	7/1/36	1,000	1,023
Penn Delco PA School District GO	4.000%	6/1/32	1,000	1,049
Pennsbury PA School District GO	5.250%	8/1/14 (Prere.)	9,135	9,662
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(Allegheny Energy Supply Co. LLC Project)	7.000%	7/15/39	7,000	8,291

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	6,000	6,233
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	5,570	5,786
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	4,500	4,675
Pennsylvania Economic Development Financing
Authority Pollution Control Revenue
(PPL Electric Utilities Corp. Project)	4.000%	10/1/23	10,000	10,689
Pennsylvania Economic Development Financing
Authority Unemployment
Compensation Revenue	5.000%	1/1/22	8,000	9,201
Pennsylvania Economic Development Financing
Authority Unemployment
Compensation Revenue	5.000%	1/1/23	13,000	14,376
Pennsylvania Economic Development Financing
Authority Unemployment
Compensation Revenue	5.000%	7/1/23	3,750	4,086
Pennsylvania Economic Development Financing
Authority Unemployment
Compensation Revenue	5.000%	7/1/23	2,000	2,136
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue
(American Water Co. Project)	6.200%	4/1/39	5,000	5,721
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project)	5.000%	10/1/39	5,500	5,981
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project)	4.750%	11/15/40	2,500	2,682
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project)	5.000%	11/15/40	8,975	9,774
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project)	5.000%	12/1/43	10,000	10,831
Pennsylvania GO	5.000%	2/15/14	4,930	5,097
Pennsylvania GO	5.250%	7/1/15	15,000	16,514
Pennsylvania GO	5.000%	2/15/16	16,000	17,905
Pennsylvania GO	5.000%	4/15/16	13,000	14,637
Pennsylvania GO	5.000%	8/1/16	5,000	5,689
Pennsylvania GO	5.000%	7/1/17	16,000	18,663
Pennsylvania GO	5.375%	7/1/17	2,800	3,308
Pennsylvania GO	5.000%	8/1/17	10,000	11,693
Pennsylvania GO	5.000%	2/15/18	12,745	15,052
Pennsylvania GO	5.000%	5/1/18	20,000	23,748
Pennsylvania GO	5.000%	5/1/19	5,000	6,018
Pennsylvania GO	5.000%	7/1/19	20,000	24,146
Pennsylvania GO	5.000%	7/1/20	7,225	8,788
Pennsylvania GO	5.000%	11/15/20	8,740	10,683
Pennsylvania GO	5.000%	6/1/21	5,000	6,109
Pennsylvania GO	5.375%	7/1/21	16,000	20,012

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania GO	5.000%	7/1/22	10,000	12,257
Pennsylvania GO	5.000%	6/1/23	11,575	14,057
Pennsylvania GO	5.000%	11/15/24	16,870	20,232
Pennsylvania GO	5.000%	4/1/25	5,000	6,055
Pennsylvania GO	5.000%	6/1/25	15,000	17,917
Pennsylvania GO	5.000%	11/15/25	18,740	22,299
Pennsylvania GO	5.000%	6/1/26	10,000	11,846
Pennsylvania GO	5.000%	11/15/26	6,705	7,921
Pennsylvania GO	5.000%	6/1/27	19,340	22,765
Pennsylvania GO	5.000%	4/1/28	20,000	23,664
Pennsylvania GO	5.000%	6/1/28	10,000	11,696
Pennsylvania GO	4.000%	4/1/29	10,000	10,627
1 Pennsylvania GO TOB VRDO	0.140%	6/7/13	2,100	2,100
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/20	595	670
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/21	1,245	1,400
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/27	1,250	1,366
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/42	535	561
Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	5.000%	12/1/37 (2)	13,170	14,602
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/28	1,450	1,652
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/29	1,260	1,427
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/30	1,205	1,358
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/31	1,085	1,216
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32	1,000	1,113
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32 (14)	4,950	5,256
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/37 (14)	9,600	10,182
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	0.640%	7/1/17 (10)	3,690	3,654
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.125%	7/1/39 (10)	10,000	10,228
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/41	500	525
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/24	8,445	9,796
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	4,000	4,568

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	3,615	4,114
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	1,595	1,782
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/31	1,670	1,860
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/34	5,535	6,116
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/39	1,270	1,388
Pennsylvania Higher Educational Facilities
Authority Revenue (Kings College) VRDO	0.140%	6/7/13 LOC	1,900	1,900
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.250%	5/1/27	3,000	3,196
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/37	5,800	6,223
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/37	3,250	3,342
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/42	3,150	3,362
Pennsylvania Higher Educational Facilities
Authority Revenue (Lock Haven University
Foundation Student Housing Project)	4.000%	7/1/28	3,500	3,461
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.125%	6/1/14 (Prere.)	3,500	3,666
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.250%	6/1/14 (Prere.)	6,350	6,659
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/24	1,055	1,180
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/27	1,175	1,285
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/28	1,250	1,362
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/32	2,000	2,143
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/30	1,000	1,098
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/35	700	757
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/44	2,000	2,138
Pennsylvania Higher Educational Facilities
Authority Revenue (Slippery Rock
University Foundation)	5.000%	7/1/31 (10)	10,260	10,631
Pennsylvania Higher Educational Facilities
Authority Revenue (Slippery Rock
University Foundation)	5.000%	7/1/37 (10)	3,500	3,557
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/34	4,000	4,334
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/40	7,270	7,839
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/23 (14)	12,200	13,543
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/24 (14)	12,680	14,038

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/35	7,500	8,306
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/42	6,250	6,862
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson University)	5.000%	3/1/20	300	349
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson University)	5.000%	3/1/22	300	350
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson University)	5.000%	9/1/39 (2)	9,000	9,502
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson University)	5.000%	3/1/40	1,000	1,083
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson University)	5.000%	3/1/42	1,300	1,422
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/23	1,130	1,327
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/27	1,285	1,478
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/28	3,390	3,879
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/29	1,600	1,827
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/30	2,260	2,573
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/41	9,400	10,396
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/24	2,765	3,203
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.250%	8/15/25	4,000	4,675
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/26	2,500	2,897
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/30	3,055	3,438
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/31	3,860	4,338
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/32	2,000	2,238
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.750%	8/15/41	4,000	4,621

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/42	11,630	12,677
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/18	1,375	1,622
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Scranton)	5.000%	11/1/28 (10)	4,080	4,400
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the Sciences)	5.000%	11/1/25 (12)	2,285	2,521
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the Sciences)	5.000%	11/1/27 (12)	1,800	1,962
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the Sciences)	5.000%	11/1/37 (12)	5,745	6,186
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the Sciences)	5.000%	11/1/42	4,700	5,035
Pennsylvania Higher Educational Facilities
Authority Revenue (Widener University)	5.000%	7/15/20	2,360	2,371
Pennsylvania Higher Educational Facilities
Authority Revenue (Widener University)	5.000%	7/15/26	1,200	1,232
Pennsylvania Higher Educational Facilities
Authority Revenue (Widener University)	5.400%	7/15/36	3,000	3,016
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	6.000%	7/1/21	1,000	1,170
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/31	3,000	3,161
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/42	2,500	2,612
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue	4.125%	10/1/25	1,500	1,557
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue	5.000%	10/1/25	2,000	2,146
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue	4.500%	10/1/30	1,500	1,558
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue	3.300%	10/1/32	3,525	3,369
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue	4.750%	10/1/39	3,055	3,143
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/18 (Prere.)	2,470	3,007
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.000%	7/1/21	3,000	3,587
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/23	17,530	20,676
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/21	2,000	2,384
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/22	3,230	3,801
Pennsylvania Public School Building Authority
Lease Revenue (School District of Philadelphia)	5.000%	6/1/27 (4)	12,880	13,765

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania Public School Building Authority
Lease Revenue (School District of Philadelphia)	5.000%	6/1/31 (4)	18,305	19,379
Pennsylvania State University Revenue	5.000%	8/15/19	920	1,061
Pennsylvania State University Revenue	5.000%	3/1/20	1,930	2,263
Pennsylvania State University Revenue	5.000%	3/1/22	1,250	1,455
Pennsylvania State University Revenue	5.000%	3/1/23	2,020	2,343
Pennsylvania State University Revenue	5.250%	8/15/23	2,000	2,478
Pennsylvania State University Revenue	5.000%	8/15/24	2,000	2,302
Pennsylvania State University Revenue	5.000%	9/1/24	10,625	11,221
Pennsylvania State University Revenue	5.000%	9/1/24	3,000	3,286
Pennsylvania State University Revenue	5.250%	8/15/25	5,360	6,732
Pennsylvania State University Revenue	5.000%	3/1/26	4,800	5,475
Pennsylvania State University Revenue	5.000%	3/1/28	1,000	1,132
Pennsylvania State University Revenue	5.000%	9/1/29	7,625	7,981
Pennsylvania State University Revenue	5.000%	9/1/29	2,500	2,702
Pennsylvania State University Revenue	5.000%	9/1/34	6,325	6,624
Pennsylvania Turnpike Commission
Motor License Fund Revenue	5.000%	12/1/27	2,540	2,903
Pennsylvania Turnpike Commission
Motor License Fund Revenue	5.000%	12/1/28	1,730	1,964
Pennsylvania Turnpike Commission
Motor License Fund Revenue	5.000%	12/1/29	2,925	3,300
Pennsylvania Turnpike Commission
Motor License Fund Revenue	5.000%	12/1/37	4,000	4,370
Pennsylvania Turnpike Commission
Motor License Fund Revenue	5.000%	12/1/41	1,000	1,080
Pennsylvania Turnpike Commission
Oil Franchise Tax Revenue	5.000%	12/1/13 (Prere.)	6,000	6,143
Pennsylvania Turnpike Commission
Oil Franchise Tax Revenue	5.000%	12/1/26 (2)	4,000	4,406
Pennsylvania Turnpike Commission
Oil Franchise Tax Revenue	5.000%	12/1/27 (2)	3,000	3,255
Pennsylvania Turnpike Commission
Oil Franchise Tax Revenue	0.000%	12/1/37	2,000	684
3 Pennsylvania Turnpike Commission Revenue	0.670%	12/1/16	1,310	1,314
3 Pennsylvania Turnpike Commission Revenue	0.720%	12/1/17	4,000	4,026
3 Pennsylvania Turnpike Commission Revenue	0.800%	12/1/18	1,000	1,007
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	6,000	7,057
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/24	1,000	1,158
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	16,665	18,940
Pennsylvania Turnpike Commission Revenue	5.375%	6/1/28	12,785	14,567
Pennsylvania Turnpike Commission Revenue	5.250%	7/15/28 (4)	6,875	8,180
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	3,400	3,788
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	4,600	5,125
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/31 (2)	17,610	18,705
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/32 (2)	16,000	16,931
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/33	17,920	20,296
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/33	1,250	1,066
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/36	12,435	13,593
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/36	2,500	2,973
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	3,000	3,574
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	8,650	9,151
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	5,000	5,462
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	5,000	5,421
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/38 (12)	21,595	25,714

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/38	2,500	2,062
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	7,500	8,131
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39 (12)	18,000	19,309
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	35,750	38,270
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/39	23,000	25,582
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	7,500	7,967
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/41	22,000	23,685
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	5,000	5,395
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.080%	6/3/13 (13)	2,200	2,200
Philadelphia PA Airport Parking Authority Revenue	5.125%	2/15/24 (2)	1,045	1,049
Philadelphia PA Airport Parking Authority Revenue	5.250%	9/1/24	4,025	4,521
Philadelphia PA Airport Parking Authority Revenue	5.125%	9/1/29	5,975	6,524
Philadelphia PA Airport Revenue	5.000%	6/15/19	3,120	3,622
Philadelphia PA Airport Revenue	5.000%	6/15/20	4,670	5,454
Philadelphia PA Airport Revenue	5.000%	6/15/23	3,000	3,387
Philadelphia PA Airport Revenue	5.000%	6/15/24	5,000	5,609
Philadelphia PA Airport Revenue	5.000%	6/15/25	8,505	9,487
Philadelphia PA Gas Works Revenue	5.375%	7/1/15 (4)	3,000	3,275
Philadelphia PA Gas Works Revenue	5.000%	8/1/16	3,000	3,301
Philadelphia PA Gas Works Revenue	5.250%	8/1/17	2,000	2,251
Philadelphia PA Gas Works Revenue	5.375%	7/1/18 (4)	11,555	13,371
Philadelphia PA Gas Works Revenue	5.000%	10/1/37 (2)	3,000	3,083
Philadelphia PA GO	5.000%	12/15/17 (4)	5,555	6,370
Philadelphia PA GO	5.000%	8/1/18 (14)	6,170	6,647
Philadelphia PA GO	5.000%	8/1/19 (14)	7,735	8,271
Philadelphia PA GO	5.000%	8/1/20 (14)	8,005	8,497
Philadelphia PA GO	5.000%	8/1/21 (14)	6,235	6,582
Philadelphia PA GO	5.875%	8/1/31	800	854
Philadelphia PA GO	6.000%	8/1/36	7,430	8,542
Philadelphia PA GO	7.125%	7/15/38 (12)	3,500	4,041
Philadelphia PA GO	6.500%	8/1/41	3,785	4,478
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project)	5.000%	7/1/32	19,440	22,018
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project)	5.000%	7/1/41	2,500	2,736
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project) VRDO	0.060%	6/3/13	18,700	18,700
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project) VRDO	0.060%	6/3/13	2,800	2,800
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project) VRDO	0.060%	6/3/13	3,800	3,800
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project) VRDO	0.060%	6/3/13	9,300	9,300
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project) VRDO	0.060%	6/3/13	24,500	24,500

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	5,000	5,228
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/36	2,250	2,413
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42	5,000	5,323
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/34	3,250	3,689
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/39	9,500	10,714
Philadelphia PA School District GO	5.000%	9/1/18	2,845	3,298
Philadelphia PA School District GO	5.000%	9/1/19	2,120	2,472
Philadelphia PA School District GO	5.250%	9/1/22	7,500	8,615
Philadelphia PA School District GO	5.250%	9/1/23	7,500	8,597
Philadelphia PA School District GO	5.000%	6/1/26 (14)	5,000	5,870
Philadelphia PA School District GO	6.000%	9/1/38	20,000	23,206
Philadelphia PA Water & Waste Water Revenue	5.600%	8/1/18 (ETM)	925	1,104
Philadelphia PA Water & Waste Water Revenue	5.000%	11/1/27	2,000	2,304
Philadelphia PA Water & Waste Water Revenue	5.000%	11/1/28	5,000	5,727
Philadelphia PA Water & Waste Water Revenue	5.250%	1/1/32	5,000	5,485
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/35 (4)	7,000	7,697
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/36	10,500	11,555
Philadelphia PA Water & Waste Water Revenue	5.250%	1/1/36	9,975	10,864
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/40 (4)	7,000	7,637
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/41	3,000	3,276
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Hotel Room Excise
Tax Revenue	5.000%	2/1/22 (4)	1,470	1,673
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Hotel Room Excise
Tax Revenue	5.000%	2/1/26 (4)	3,030	3,437
Pittsburgh PA GO	5.500%	9/1/14 (2)	4,430	4,538
Pittsburgh PA School District GO	5.375%	9/1/14 (4)	1,755	1,858
Pittsburgh PA School District GO	5.500%	9/1/16 (4)	4,000	4,557
Pittsburgh PA School District GO	5.500%	9/1/18 (4)	2,880	3,437
Pittsburgh PA School District GO	5.000%	9/1/23	1,630	1,885
Pittsburgh PA School District GO	5.000%	9/1/24	1,000	1,146
Pittsburgh PA Water & Sewer Authority Revenue	7.250%	9/1/14 (ETM)	6,595	6,908
Pittsburgh PA Water & Sewer Authority Revenue	0.000%	9/1/27 (14)	10,830	5,866
Pittsburgh PA Water & Sewer Authority Revenue	0.000%	9/1/29 (14)	20,000	9,704
4 Plum Boro PA School District GO	5.000%	9/15/36 (15)	4,920	5,441
Pocono Mountain PA School District GO	4.000%	6/15/23 (4)	3,000	3,235
Pocono Mountain PA School District GO	5.000%	9/1/31 (4)	3,000	3,271
Radnor Township PA School District GO	5.000%	8/15/15 (Prere.)	215	236
Radnor Township PA School District GO	5.000%	8/15/15 (Prere.)	835	919
Radnor Township PA School District GO	5.000%	2/15/35 (4)	1,450	1,551
Reading PA Area Water Authority Revenue	5.000%	12/1/31	1,000	1,095
Reading PA Area Water Authority Revenue	5.250%	12/1/36	1,000	1,095
Reading PA School District GO	5.000%	1/15/29 (4)	5,000	5,358
Scranton PA School District GO	5.250%	6/15/27 (10)	2,750	3,009
Scranton PA School District GO	5.250%	6/15/31 (10)	2,375	2,589
Scranton-Lackawanna PA Health & Welfare
Authority Revenue (University of Scranton)	5.000%	11/1/32 (10)	4,075	4,482

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Shamokin-Coal Township PA Joint Sewer
Authority Sewer Revenue	5.000%	7/1/30 (4)	5,340	5,759
Shamokin-Coal Township PA Joint Sewer
Authority Sewer Revenue	5.000%	7/1/36 (4)	6,500	6,858
Snyder County PA Higher Education Authority
University Revenue
(Susquehanna University Project)	5.000%	1/1/30 (12)	5,000	5,355
Somerset PA Area School District GO	5.000%	3/15/25 (4)	7,090	8,012
South Fork PA Hospital Authority Hospital Revenue
(Conemaugh Valley Memorial Hospital Project)	5.750%	7/1/18 (6)	5,530	5,826
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25	20,000	22,860
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/27	6,100	6,887
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/28	5,000	5,623
St. Mary’s Hospital Authority Bucks County PA
Revenue (Catholic Health Initiatives)	5.000%	11/15/24	14,705	16,157
St. Mary’s Hospital Authority Bucks County PA
Revenue (Catholic Health Initiatives)	5.000%	11/15/26	5,000	5,422
State Public School Building Authority
Pennsylvania College Revenue
(Community College of Allegheny County Project)	5.000%	7/15/19 (4)	950	1,107
State Public School Building Authority
Pennsylvania College Revenue
(Community College of Allegheny County Project)	5.000%	7/15/21 (4)	1,050	1,230
State Public School Building Authority
Pennsylvania College Revenue
(Community College of Allegheny County Project)	5.000%	7/15/22 (4)	1,100	1,270
State Public School Building Authority
Pennsylvania Lease Revenue
(School District of Philadelphia)	5.000%	4/1/22	1,250	1,443
State Public School Building Authority
Pennsylvania Lease Revenue
(School District of Philadelphia)	5.000%	4/1/24	2,000	2,257
State Public School Building Authority
Pennsylvania Lease Revenue
(School District of Philadelphia)	5.000%	4/1/31	2,110	2,251
State Public School Building Authority
Pennsylvania Lease Revenue
(School District of Philadelphia)	5.000%	4/1/32	1,750	1,859
State Public School Building Authority
Pennsylvania School Revenue
(Philadelphia School District Project)	5.250%	6/1/13 (Prere.)	9,280	9,280
Susquehanna PA Area Regional Airport Authority
System Revenue	4.000%	1/1/33	5,000	4,764
2 Swarthmore Borough Authority PA
College Revenue	5.000%	9/15/30	16,000	17,760
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/37	2,245	2,526
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/42	2,000	2,231
Unionville-Chadds Ford PA School District GO	5.000%	6/1/32	6,440	7,523

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.500%	9/15/24	3,000	3,650
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/29	14,000	16,523
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/34	10,100	11,511
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.250%	7/1/13 (2)	2,035	2,043
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.375%	7/1/14 (2)	1,640	1,721
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.375%	7/1/15 (2)	2,250	2,437
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.500%	7/1/16 (2)	2,375	2,664
West Chester PA Area School District GO	5.000%	5/15/28 (14)	7,480	8,128
West Shore Area Authority Hospital Revenue
(Holy Spirit Hospital of the Sisters of
Christian Charity Project)	6.000%	1/1/26	655	756
West Shore Area Authority Hospital Revenue
(Holy Spirit Hospital of the Sisters of
Christian Charity Project)	5.625%	1/1/32	5,415	5,966
4 Westmoreland County PA GO	5.000%	12/1/23	2,000	2,404
Westmoreland County PA Industrial Development
Authority Revenue (Excela Health Project)	5.125%	7/1/30	1,500	1,628
Westmoreland County PA Municipal
Authority Revenue	5.250%	8/15/15 (Prere.)	3,490	3,861
Westmoreland County PA Municipal
Authority Revenue	6.125%	7/1/17 (ETM)	5,865	6,559
Westmoreland County PA Municipal
Authority Revenue	5.000%	8/15/31	2,205	2,477
Westmoreland County PA Municipal
Authority Revenue	5.000%	8/15/33	5,000	5,571
Westmoreland County PA Municipal
Authority Revenue	5.000%	8/15/37	7,500	8,275
Westmoreland County PA Municipal
Authority Service Water Revenue	0.000%	8/15/15 (3)	5,000	4,901
Westmoreland County PA Municipal
Authority Service Water Revenue	0.000%	8/15/23 (14)	5,000	3,684
Westmoreland County PA Municipal
Authority Service Water Revenue	0.000%	8/15/24 (14)	4,000	2,828
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/35	1,010	1,100
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/40	4,990	5,397
Wilkes-Barre PA Finance Authority Revenue
(Wilkes University Project)	5.000%	3/1/27	2,200	2,312
Wilkes-Barre PA Finance Authority Revenue
(Wilkes University Project)	5.000%	3/1/37	3,000	3,091
Wyoming PA Area School District GO	5.000%	9/1/26 (14)	2,000	2,171
Wyoming PA Area School District GO	5.000%	9/1/29 (14)	5,020	5,295
York County PA GO	5.000%	6/1/33 (14)	6,000	6,462
York County PA GO	5.000%	6/1/37	3,315	3,693

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
York County PA GO	5.000%	6/1/38	4,185	4,647
York County PA Solid Waste & Refuse
Authority Revenue	5.500%	12/1/14 (14)	4,050	4,350
				3,178,534
Puerto Rico (0.6%)
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/20	5,300	5,739
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21 (14)	5,000	5,290
Puerto Rico Highway & Transportation
Authority Revenue	5.500%	7/1/19 (ETM)	5,000	6,256
Puerto Rico Highway & Transportation
Authority Revenue	5.500%	7/1/19 (14)	2,880	3,094
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.750%	7/1/22 (ETM)	10	13
				20,392
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/20	1,750	1,824
Total Tax-Exempt Municipal Bonds (Cost $3,029,037)				3,200,750
Other Assets and Liabilities (-0.1%)
Other Assets				47,561
Liabilities				(51,396)
				(3,835)
Net Assets (100%)				3,196,915

Pennsylvania Long-Term Tax-Exempt Fund

At May 31, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	3,022,911
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	2,372
Unrealized Appreciation (Depreciation)
Investment Securities	171,713
Futures Contracts	(81)
Net Assets	3,196,915

Investor Shares—Net Assets
Applicable to 39,355,080 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	455,180
Net Asset Value Per Share—Investor Shares	$11.57

Admiral Shares—Net Assets
Applicable to 237,051,854 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,741,735
Net Asset Value Per Share—Admiral Shares	$11.57

See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, the aggregate value of these securities was $13,635,000, representing 0.4% of net assets.
2 Securities with a value of $1,373,000 have been segregated as initial margin for open futures contracts.
3 Adjustable-rate security.
4 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2013.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
(15) Build America Mutual Assurance Company.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2013
($000)
Investment Income
Income
Interest	61,155
Total Income	61,155
Expenses
The Vanguard Group—Note B
Investment Advisory Services	111
Management and Administrative—Investor Shares	384
Management and Administrative—Admiral Shares	1,312
Marketing and Distribution—Investor Shares	63
Marketing and Distribution—Admiral Shares	236
Custodian Fees	20
Shareholders’ Reports—Investor Shares	5
Shareholders’ Reports—Admiral Shares	3
Trustees’ Fees and Expenses	2
Total Expenses	2,136
Net Investment Income	59,019
Realized Net Gain (Loss)
Investment Securities Sold	10,710
Futures Contracts	(602)
Options on Futures Contracts	(15)
Realized Net Gain (Loss)	10,093
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(111,535)
Futures Contracts	(71)
Change in Unrealized Appreciation (Depreciation)	(111,606)
Net Increase (Decrease) in Net Assets Resulting from Operations	(42,494)

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	59,019	116,027
Realized Net Gain (Loss)	10,093	14,343
Change in Unrealized Appreciation (Depreciation)	(111,606)	183,149
Net Increase (Decrease) in Net Assets Resulting from Operations	(42,494)	313,519
Distributions
Net Investment Income
Investor Shares	(8,395)	(17,739)
Admiral Shares	(50,624)	(98,288)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(59,019)	(116,027)
Capital Share Transactions
Investor Shares	(20,323)	(9,984)
Admiral Shares	(2,250)	198,675
Net Increase (Decrease) from Capital Share Transactions	(22,573)	188,691
Total Increase (Decrease)	(124,086)	386,183
Net Assets
Beginning of Period	3,321,001	2,934,818
End of Period	3,196,915	3,321,001

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.93	$11.20	$10.99	$10.97	$10.19	$11.18
Investment Operations
Net Investment Income	.209	.421	.438	.446	.456	.483
Net Realized and Unrealized Gain (Loss)
on Investments	(.360)	.730	.210	.020	.780	(.968)
Total from Investment Operations	(.151)	1.151	.648	.466	1.236	(.485)
Distributions
Dividends from Net Investment Income	(.209)	(.421)	(.438)	(.446)	(.456)	(.483)
Distributions from Realized Capital Gains	—	—	—	—	—	(.022)
Total Distributions	(.209)	(.421)	(.438)	(.446)	(.456)	(.505)
Net Asset Value, End of Period	$11.57	$11.93	$11.20	$10.99	$10.97	$10.19

Total Return[1]	-1.27%	10.43%	6.07%	4.28%	12.32%	-4.48%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$455	$490	$470	$537	$657	$593
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.15%
Ratio of Net Investment Income to
Average Net Assets	3.57%	3.62%	4.00%	4.01%	4.26%	4.46%
Portfolio Turnover Rate	15%	17%	9%	18%	14%	24%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.93	$11.20	$10.99	$10.97	$10.19	$11.18
Investment Operations
Net Investment Income	.214	.430	.447	.455	.464	.491
Net Realized and Unrealized Gain (Loss)
on Investments	(.360)	.730	.210	.020	.780	(.968)
Total from Investment Operations	(.146)	1.160	.657	.475	1.244	(.477)
Distributions
Dividends from Net Investment Income	(.214)	(.430)	(.447)	(.455)	(.464)	(.491)
Distributions from Realized Capital Gains	—	—	—	—	—	(.022)
Total Distributions	(.214)	(.430)	(.447)	(.455)	(.464)	(.513)
Net Asset Value, End of Period	$11.57	$11.93	$11.20	$10.99	$10.97	$10.19

Total Return[1]	-1.24%	10.52%	6.15%	4.36%	12.41%	-4.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,742	$2,831	$2,465	$2,467	$2,167	$1,815
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.08%
Ratio of Net Investment Income to
Average Net Assets	3.65%	3.70%	4.08%	4.09%	4.34%	4.53%
Portfolio Turnover Rate	15%	17%	9%	18%	14%	24%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Pennsylvania Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended May 31, 2013, the fund’s average investments in long and short futures contracts represented 2% and less than 1% of net assets, respectively, based on quarterly average aggregate settlement values.

Options on futures contracts are also valued based upon their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

Pennsylvania Long-Term Tax-Exempt Fund

During the six months ended May 31, 2013, the fund’s average value of options written and options purchased represented 0% and less than 1% of net assets, respectively, based on quarterly average market values. The fund had no open options on futures contracts at May 31, 2013.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2009–2012), and for the period ended May 31, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2013, the fund had contributed capital of $400,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.16% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Pennsylvania Long-Term Tax-Exempt Fund

The following table summarizes the market value of the fund’s investments as of May 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	3,200,750	—
Futures Contracts—Assets[1]	207	—	—
Futures Contracts—Liabilities[1]	(415)	—	—
Total	(208)	3,200,750	—
1 Represents variation margin on the last day of the reporting period.

D. At May 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	September 2013	1,344	173,670	(192)
30-Year U.S. Treasury Bond	September 2013	(387)	(54,192)	111

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2012, the fund had available capital losses totaling $1,574,000 to offset future net capital gains of $729,000 through November 30, 2016, and $845,000 through November 30, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

The fund had realized losses totaling $6,157,000 through November 30, 2012, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At May 31, 2013, the cost of investment securities for tax purposes was $3,035,194,000. Net unrealized appreciation of investment securities for tax purposes was $165,556,000, consisting of unrealized gains of $174,651,000 on securities that had risen in value since their purchase and $9,095,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended May 31, 2013, the fund purchased $239,679,000 of investment securities and sold $239,847,000 of investment securities, other than temporary cash investments.

Pennsylvania Long-Term Tax-Exempt Fund

G. Capital share transactions for each class of shares were:
	Six Months Ended		Year Ended
	May 31, 2013		November 30, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	55,896	4,757	127,986	11,036
Issued in Lieu of Cash Distributions	6,136	524	12,539	1,078
Redeemed	(82,355)	(7,009)	(150,509)	(12,973)
Net Increase (Decrease)—Investor Shares	(20,323)	(1,728)	(9,984)	(859)
Admiral Shares
Issued	198,020	16,855	366,206	31,551
Issued in Lieu of Cash Distributions	33,047	2,823	64,181	5,513
Redeemed	(233,317)	(19,877)	(231,712)	(19,967)
Net Increase (Decrease)—Admiral Shares	(2,250)	(199)	198,675	17,097

H. In preparing the financial statements as of May 31, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	11/30/2012	5/31/2013	Period
Based on Actual Fund Return
Pennsylvania Tax-Exempt Money Market Fund	$1,000.00	$1,000.08	$0.65
Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$987.26	$0.99
Admiral Shares	1,000.00	987.65	0.59
Based on Hypothetical 5% Yearly Return
Pennsylvania Tax-Exempt Money Market Fund	$1,000.00	$1,024.28	$0.66
Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,023.93	$1.01
Admiral Shares	1,000.00	1,024.33	0.61

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Pennsylvania Tax-Exempt Money Market Fund, 0.13%; and for the Pennsylvania Long-Term Tax-Exempt Fund, 0.20% for
Investor Shares and 0.12% for Admiral Shares. (The six-month expense ratio for the Pennsylvania Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses, described in Note B of the Notes to Financial Statements. Before the reduction, the fund’s annualized six-month expense ratio was 0.16%.) The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Pennsylvania Tax-Exempt Money Market Fund and Vanguard Pennsylvania Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Fixed Income Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance relative to a benchmark index (as applicable) and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the funds’ advisory fee rates were also well below their peer-group averages. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For Vanguard money market funds, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security. For Vanguard tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 182 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
The Conference Board.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U.S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm and Haas Co.	Inc. (industrial machinery); Chairman of the Board of
(chemicals); Director of Tyco International, Ltd.	Hillenbrand, Inc. (specialized consumer services) and
(diversified manufacturing and services), Hewlett-	of Oxfam America; Director of SKF AB (industrial
Packard Co. (electronic computer manufacturing),

machinery) and the Lumina Foundation for Education;	Executive Officers
Member of the Advisory Council for the College of
Arts and Letters and of the Advisory Board to the	Glenn Booraem
Kellogg Institute for International Studies, both at	Born 1967. Controller Since July 2010. Principal
the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.

Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Chris D. McIsaac
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Kathleen C. Gubanich	Michael S. Miller
Materials Handling, Inc. (forklift trucks); Director of	Paul A. Heller	James M. Norris
the National Association of Manufacturers; Chairman	Martha G. King	Glenn W. Reed
of the Board of University Hospitals of Cleveland;	John T. Marcante
Advisory Chairman of the Board of The Cleveland
Museum of Art.
Chairman Emeritus and Senior Advisor

John J. Brennan
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	Chairman, 1996–2009
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning	Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);	Founder
Overseer of the Amos Tuck School of Business
Administration at Dartmouth College; Advisor to the	John C. Bogle
Norris Cotton Cancer Center.	Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q772 072013

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: July 19, 2013
VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: July 19, 2013

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.